SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Inventory Disclosure [Abstract]
Raw materials	¥ 41,151	¥ 41,391
WIP	162,938	213,409
Finished goods	20,928	9,486
Total	¥ 225,017	¥ 264,286